Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Sohu's 2000 Stock Incentive Plan [Member] | Employees of Predecessor Operations [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2013	5	19.12	2.31	141
Exercised	(2)	21.63

Outstanding at December 31, 2013	3	17.71	1.46	177

Vested at December 31, 2013	3	17.71	1.46	177

Exercisable at December 31, 2013	3	17.71	1.46	177

Sohu's 2000 Stock Incentive Plan [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Activity

Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2013	7	20.30	2.13	198
Exercised	(4)	22.41

Outstanding at December 31, 2013	3	17.61	1.36	178

Vested at December 31, 2013	3	17.61	1.36	178

Exercisable at December 31, 2013	3	17.61	1.36	178

Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2013	8	$61.27
Vested	(4)	61.27
Forfeited	(1)	61.27

Unvested at December 31, 2013	3	61.27

Expected to vest thereafter	2	61.27

Changyou's 2008 Share Incentive Plan before Initial Public Offering [Member] | Certain key employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2013	81	$8.00
Vested	(81)	8.00

Unvested at December 31, 2013	—

Expected to vest thereafter	—

Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Executive officers other than CEO and certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Grant-Date Fair Value
Unvested at January 1, 2013	502	$13.08
Granted	78	14.40
Vested	(365)	12.73
Forfeited	(10)	12.11

Unvested at December 31, 2013	205	14.26

Expected to vest thereafter	193	14.26

Changyou's 2008 Share Incentive Plan after Initial Public Offering [Member] | Employees of 17173 Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Unit Activity

Restricted Share Units	Number of Units (in thousands)	Weighted-Average Fair Value
Unvested at January 1, 2013	24	$17.75
Vested	(10)	17.80
Forfeited	(1)	18.00

Unvested at December 31, 2013	13	17.68

Expected to vest thereafter	12	17.68